Provisions and other liabilities - Interest rates to calculate NPV of ARO (Details) - Asset retirement obligations	Dec. 31, 2025
2 years
Disclosure of other provisions [line items]
Discount Rated Used For Expected Timing Of Outflows, Other Provisions	3.50%
5 years
Disclosure of other provisions [line items]
Discount Rated Used For Expected Timing Of Outflows, Other Provisions	3.70%
10 years
Disclosure of other provisions [line items]
Discount Rated Used For Expected Timing Of Outflows, Other Provisions	4.20%
20 years
Disclosure of other provisions [line items]
Discount Rated Used For Expected Timing Of Outflows, Other Provisions	4.80%
30 years
Disclosure of other provisions [line items]
Discount Rated Used For Expected Timing Of Outflows, Other Provisions	4.80%